Financial Risk Management, Objectives and Policies (Details) - Trade receivables [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customers hat owed the Group more than S/3,000,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	6	6
Percentage of entity's	43.00%	33.00%
Customers hat owed the Group more than S/700,000 and less S/3,000,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	22	22
Percentage of entity's	31.00%	37.00%